MINERAL PROPERTIES - Mineral properties (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Extractive Industries [Abstract]
Relief Canyon Mine Gold Acquisition	$ 8,501,071	$ 8,501,071	$ 8,501,071
Relief Canyon Mine Newmont Leased Properties 1	7,709,441	7,709,441
Pershing Pass Property 1	576,400	576,400
Total Mineral Properties	$ (16,786,912)	$ (16,786,912)	$ (8,501,071)